Document and Entity Information - USD ($) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	General Electric Company
Trading Symbol	GE
Entity Central Index Key	0000040545
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		9,330,607,330
Common stock, par value per share	$ 0.06	$ 0.06
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2015
Entity Public Float			$ 265.6
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No